SIGNIFICANT ACCOUNTING POLICIES (Details)		11 Months Ended	12 Months Ended
	Oct. 27, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2023 shares	Oct. 28, 2022 USD ($)	Oct. 26, 2022 USD ($)	Apr. 14, 2022 USD ($)	Nov. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Accumulated deficit			$ 725,248,000	$ 518,979,000
Current assets			79,699,000	46,367,000
Current liabilities			188,930,000	214,065,000
Revenue			91,200,000
Loss from operations activity before impairment, government grants and COVID-related concessions			(65,770,000)	(72,127,000)	$ (69,152,000)
Net cash used in operating activities			(23,611,000)	(30,737,000)	(41,116,000)
Loss from operations activity			(76,726,000)	(81,181,000)	(84,592,000)
Convertible note proceeds			82,000,000	44,350,000	59,650,000
Total interest-bearing loans and borrowings			(182,800,000)	(246,500,000)
Total current interest-bearing loans and borrowings			(45,600,000)
Cash and cash equivalents			$ 47,689,000	21,943,000	$ 13,572,000									$ 14,770,000
Potential ordinary share transactions [member]
Disclosure of detailed information about business combination [line items]
Shares authorized for issuance (in shares) | shares						60,900,000
Software | Bottom of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			3 years
Software | Top of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			5 years
Buildings And Leasehold Improvements
Disclosure of detailed information about business combination [line items]
Estimated useful lives			20 years
Furniture, Fixtures, Equipment
Disclosure of detailed information about business combination [line items]
Estimated useful lives			10 years
Capitalized Development Costs | Bottom of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			5 years
Capitalized Development Costs | Top of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			10 years
Intangible Assets | Bottom of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			3 years
Intangible Assets | Top of range
Disclosure of detailed information about business combination [line items]
Estimated useful lives			5 years
Convertible Loan Note Instrument
Disclosure of detailed information about business combination [line items]
Proceeds from current borrowings	$ 82,000,000
Principal amount											$ 125,000,000		$ 90,000,000
Total interest-bearing loans and borrowings	(102,680,000)
Current borrowings and current portion of non-current borrowings			$ 800,000
Term Loan Agreement
Disclosure of detailed information about business combination [line items]
Total interest-bearing loans and borrowings	(59,510,000)		0	(34,276,000)
Term Loan Note
Disclosure of detailed information about business combination [line items]
Principal amount							$ 5,000,000		$ 5,000,000
Total interest-bearing loans and borrowings	(5,000,000)		0					$ (1,000,000)
IDB Facility
Disclosure of detailed information about business combination [line items]
Principal amount												$ 50,000,000
Total interest-bearing loans and borrowings			(31,300,000)	$ (14,600,000)
Undrawn amounts			$ 20,600,000
New Notes
Disclosure of detailed information about business combination [line items]
Convertible note proceeds	82,000,000
Committed Bridge Loan Facility
Disclosure of detailed information about business combination [line items]
Principal amount										$ 25,000,000
Total interest-bearing loans and borrowings										$ (26,200,000)
BOA Acquisition Corp.
Disclosure of detailed information about business combination [line items]
Proceeds from current borrowings	9,600,000
BOA Acquisition Corp. | Pipe Shares
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares	5,250,000
BOA Acquisition Corp. | Prefunded PIPE Shares
Disclosure of detailed information about business combination [line items]
Proceeds from issuing shares		$ 49,200,000
BOA Acquisition Corp. | Convertible Loan Note Instrument
Disclosure of detailed information about business combination [line items]
Principal amount	147,500,000
Total interest-bearing loans and borrowings								$ (1,100,000)
Issued capital, ordinary shares	26,240,000
BOA Acquisition Corp. | Convertible Loan Note Instrument and Mexico Note
Disclosure of detailed information about business combination [line items]
Principal amount	$ 36,000,000